Assets/Liabilities for Insurance Contracts - Assets Related to Insurance Contracts (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of types of insurance contracts [abstract]
Premiums Receivable	$ 4,821,779	$ 6,115,760
Credits with Reinsurers	14,951	34,782
Fees Receivables	95,365	29,385
Others	174	87,577
Total	$ 4,932,269	$ 6,267,504